UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 90.0%
Argentina 6.0%
Republic of Argentina:
Zero Coupon, 7/22/2003 *	EUR	750,000	345,760
GDP Linked Note, 12/15/2035		11,380,000	998,305
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		300,000	100,200
2.0%, 1/3/2010	ARS	2,602,311	1,785,158
3.0% **, 4/30/2013 (PIK)		2,070,000	993,600
Series MAY, 7.0%, 3/18/2004 *	EUR	130,000	62,053
Series X, 7.0%, 4/17/2017		8,220,000	5,525,438
8.0%, 10/30/2009 *	EUR	511,292	234,365

8.28%, 12/31/2033 (PIK)		605,777	469,477
Series BGLO, 8.375%, 12/20/2003 *		3,000,000	873,750
Series REG S, 9.0%, 5/24/2005 *	EUR	520,000	247,976
9.0%, 5/26/2009 *	EUR	2,550,000	1,133,622
Series E, 9.25%, 7/20/2004 *	EUR	3,000,000	1,413,412
9.75%, 11/26/2003 *	EUR	850,000	371,244
10.0%, 12/7/2004 *	EUR	2,000,000	850,119
Series BGL4, 11.0%, 10/9/2006 *		500,000	140,000
Series 2018, 12.25%, 6/19/2018 *		2,292,300	641,844
12.375%, 2/21/2012 *		1,900,000	586,625

(Cost $18,589,777)			16,772,948
Brazil 14.7%
Banco Nacional de Desenvolvimento Economico e Social, Series REG S, 6.369%, 6/16/2018		10,950,000	11,032,125
DASA Finance Corp., Series REG S, 8.75%, 5/29/2018 (b)		1,610,000	1,632,331
Federative Republic of Brazil:
7.125%, 1/20/2037		3,200,000	3,528,000
8.25%, 1/20/2034		3,600,000	4,428,000
Independencia International Ltd.:
Series REG S, 9.875%, 5/15/2015		1,610,000	1,573,050
Series REG S, 9.875%, 1/31/2017		1,200,000	1,147,500
ISA Capital do Brasil SA, Series REG S, 8.8%, 1/30/2017		2,000,000	2,100,000
Nota do Tesouro Nacional, 10.0%, 1/1/2017	BRL	30,100,000	15,903,054

(Cost $40,689,164)			41,344,060
China 1.4%
Parkson Retail Group Ltd.:
7.125%, 5/30/2012		670,000	655,796
7.875%, 11/14/2011		3,100,000	3,115,500

(Cost $3,808,076)			3,771,296
Colombia 1.2%
Republic of Colombia, 7.375%, 9/18/2037 (Cost $3,507,556)		3,150,000	3,441,375
Dominican Republic 2.6%
Cerveceria Nacional Dominicana, Series REG S, 16.0%, 3/27/2012		2,800,000	2,603,160
Dominican Republic:
Series REG S, 8.625%, 4/20/2027		2,700,000	2,504,250
Series REG S, 9.04%, 1/23/2018 (PIK)		2,185,954	2,180,489

(Cost $8,080,492)			7,287,899
Ecuador 3.6%
Republic of Ecuador:
Series REG S, 9.375%, 12/15/2015		3,110,000	3,094,450
Series REG S, 10.0%, 8/15/2030		5,270,000	4,848,400
Series REG S, 12.0%, 11/15/2012		2,203,200	2,197,692

(Cost $10,069,926)			10,140,542
Egypt 2.9%
Republic of Egypt:
9.1%, 7/12/2010	EGP	10,700,000	1,997,790
9.35%, 8/16/2010	EGP	2,300,000	447,543
Treasury Bill, Series 91, 9.46% ***, 8/19/2008	EGP	20,400,000	3,824,243
Treasury Bill, Series 364, 11.31% ***, 5/5/2009	EGP	10,500,000	1,821,194

(Cost $7,848,103)			8,090,770
El Salvador 2.2%
Republic of El Salvador:

Series REG S, 7.65%, 6/15/2035		4,270,000	4,355,400
Series REG S, 8.25%, 4/10/2032		1,750,000	1,828,750

(Cost $6,345,625)			6,184,150
Gabon 1.8%
Republic of Gabon, Series REG S, 8.2%, 12/12/2017 (Cost $5,021,480)		4,930,000	5,016,275
Georgia 1.8%
Republic of Georgia, 7.5%, 4/15/2013 (Cost $5,328,012)		5,280,000	5,075,136
Ghana 1.6%
Republic of Ghana, Series REG S, 8.5%, 10/4/2017 (Cost $4,640,453)		4,590,000	4,601,475
Indonesia 8.8%
Majapahit Holding BV:
Series REG S, 7.25%, 6/28/2017		1,600,000	1,427,382
Series REG S, 7.75%, 10/17/2016		4,300,000	3,952,831
Republic of Indonesia:
Series REG S, 6.875%, 3/9/2017		1,390,000	1,375,572
Series REG S, 7.75%, 1/17/2038		900,000	891,000
Series REG S, 8.5%, 10/12/2035		5,840,000	6,215,687
Series FR49, 9.0%, 9/15/2013	IDR	26,700,000,000	2,649,242
Series FR23, 11.0%, 12/15/2012	IDR	51,400,000,000	5,567,324
Series FR-18, 13.175%, 7/15/2012	IDR	8,700,000,000	1,011,325
Series FR-16, 13.45%, 8/15/2011	IDR	14,600,000,000	1,694,639

(Cost $25,860,127)			24,785,002
Iraq 1.0%
Republic of Iraq, Series REG S, 5.8%, 1/15/2028 (Cost $2,362,739)		3,780,000	2,806,650
Israel 0.4%
Israel Electric Corp., Ltd., Series REG S, 7.25%, 1/15/2019 (Cost $1,068,192)		1,070,000	1,059,848
Mexico 5.1%
Desarrolladora Homex SAB de CV, 7.5%, 9/28/2015		600,000	582,000
Mexican Bonds:
Series A, 6.05%, 1/11/2040		2,820,000	2,707,200
Series M-10, 7.25%, 12/15/2016	MXN	94,500,000	8,480,078
Pemex Project Funding Master Trust, REG S, 6.625%, 6/15/2038		2,710,000	2,608,375

(Cost $14,374,119)			14,377,653
Netherlands 2.8%
GTB Finance BV, 8.5%, 1/29/2012		3,900,000	3,651,570
HSBK Europe BV, Series REG S, 9.25%, 10/16/2013		1,600,000	1,576,000
KazMunaiGaz Finance Sub BV, Series REG S, 9.125%, 7/2/2018		2,700,000	2,747,250

(Cost $8,130,875)			7,974,820
Pakistan 0.7%
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017 (Cost $2,835,750)		2,850,000	2,037,750
Panama 0.6%
Republic of Panama, 8.875%, 9/30/2027 (Cost $1,767,860)		1,400,000	1,753,500
Peru 4.9%
Republic of Peru:
6.55%, 3/14/2037		6,100,000	6,319,600
9.91%, 5/5/2015	PEN	18,600,000	7,387,727

(Cost $14,564,244)			13,707,327

Philippines 4.0%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		3,350,000	3,750,737
Republic of Philippines:
7.75%, 1/14/2031		500,000	547,500
8.0%, 1/15/2016		280,000	309,400
8.25%, 1/15/2014		1,510,000	1,657,225
9.375%, 1/18/2017		1,100,000	1,322,750
9.5%, 2/2/2030		2,320,000	2,952,200
10.625%, 3/16/2025		500,000	679,350

(Cost $11,203,483)			11,219,162
Russia 2.2%
Evraz Group SA:
Series REG S, 8.25%, 11/10/2015		2,600,000	2,437,500
Series REG S, 8.875%, 4/24/2013		1,300,000	1,272,375
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	62,269,980	2,633,819

(Cost $6,225,323)			6,343,694
Serbia 1.0%
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $2,903,702)		3,049,000	2,840,326
Singapore 0.5%
Empire Capital Resources Pte., Ltd., Series REG S, 9.375%, 12/15/2011 (Cost $1,333,746)		1,270,000	1,347,748
Turkey 7.3%
Republic of Turkey:
6.875%, 3/17/2036		7,200,000	6,615,000
8.0%, 2/14/2034		3,200,000	3,356,000
Series CPI, 10.0%, 2/15/2012	TRY	7,749,739	6,520,654
16.0%, 3/7/2012	TRY	4,940,000	4,039,596

(Cost $19,958,450)			20,531,250
United States 1.8%
US Treasury Bond, 4.75%, 2/15/2037		1,300,000	1,327,219
US Treasury Note, 3.5%, 2/15/2018 (b)		3,800,000	3,661,361

(Cost $5,050,981)			4,988,580
Uruguay 1.7%
Republic of Uruguay:
7.625%, 3/21/2036		1,910,000	1,900,450
7.875%, 1/15/2033 (PIK)		1,250,000	1,271,875
8.0%, 11/18/2022		1,560,000	1,653,600

(Cost $4,914,120)			4,825,925
Venezuela 7.4%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		8,100,000	5,398,650
Republic of Venezuela:
5.75%, 2/26/2016		5,500,000	4,166,250
8.5%, 10/8/2014		4,780,000	4,397,600
Series REG S, 9.0%, 5/7/2023		1,600,000	1,360,000
10.75%, 9/19/2013		5,451,000	5,587,275

(Cost $22,053,776)			20,909,775

Total Bonds (Cost $258,536,151)			253,234,936
Loan Participations and Assignments 5.0%
Russia 3.5%
Alfa Bank, 8.635%, 2/22/2017		3,100,000	2,852,000

AK Transneft, Series REG S, 8.7%, 8/7/2018	2,000,000	2,000,000
Gazprom, Series REG S, 7.288%, 8/16/2037	1,000,000	885,000
Gazprombank, 7.25%, 2/22/2010	RUB	12,800,000	543,447
Russian Agricultural Bank, Series REG S, 7.75%, 5/29/2018	2,240,000	2,172,822
Russian Standard Finance SA, Series 2, REG S, 7.5%, 10/7/2010	1,600,000	1,472,000

(Cost $10,395,892)	9,925,269
Ukraine 1.5%
Alfa Bank-Ukraine, Series 2006-02, 9.75%, 12/22/2009	2,200,000	2,156,000
Export-Import Bank of Ukraine, 7.65%, 9/7/2011	2,000,000	1,886,000

(Cost $4,224,748)	4,042,000

Total Loan Participations and Assignments (Cost $14,620,640)	13,967,269
Shares	Value ($)

Securities Lending Collateral 1.6%
Daily Assets Fund Institutional, 2.69% (c) (d) (Cost $4,496,250)	4,496,250	4,496,250
Cash Equivalents 1.4%
Cash Management QP Trust, 2.42% (c) (Cost $4,047,590)	4,047,590	4,047,590
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $281,700,631) †	98.0	275,746,045
Other Assets and Liabilities, Net	2.0	5,596,098

Net Assets	100.0	281,342,143

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity	Principal Amount	Acquisition	Value ($)
Date	Cost ($)
Republic of Argentina:	Zero Coupon	7/22/2003	750,000	EUR	287,140	345,760
7.0%	3/18/2004	130,000	EUR	48,882	62,053
8.0%	10/30/2009	511,292	EUR	194,841	234,365
8.375%	12/20/2003	3,000,000	USD	917,400	873,750
9.0%	5/24/2005	520,000	EUR	195,329	247,976
9.0%	5/26/2009	2,550,000	EUR	951,528	1,133,622
9.25%	7/20/2004	3,000,000	EUR	1,131,461	1,413,412

	9.75%	11/26/2003	850,000	EUR	322,360	371,244
	10.0%	12/7/2004	2,000,000	EUR	757,289	850,119
	11.0%	10/9/2006	500,000	USD	156,300	140,000
	12.25%	6/19/2018	2,292,300	USD	748,436	641,844
	12.375%	2/21/2012	1,900,000	USD	714,572	586,625
					$ 6,425,538	$ 6,900,770
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $282,614,618. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $6,868,573. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,651,525 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,520,098.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $4,304,931 which is 1.5% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.

As of July 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	5,763,409	CNY	39,220,000	9/23/2008	2,118
EUR	2,639,000	USD	4,131,988	10/16/2008	32,539
USD	2,225,333	MXN	23,207,000	10/16/2008	58,809
USD	4,217,078	TRY	5,319,000	10/16/2008	220,303
USD	2,737,748	ZAR	21,574,000	10/16/2008	144,527
USD	1,966,076	UAH	10,200,000	1/23/2009	106,546

Total unrealized appreciation	564,842

Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)
ARS	3,765,000	USD	1,228,185	8/8/2008	(5,136)
BRL	4,319,000	USD	2,666,049	8/8/2008	(85,268)
TRY	5,319,000	USD	4,186,607	10/16/2008	(250,774)
BRL	8,190,000	USD	4,926,316	11/10/2008	(168,165)
USD	3,107,409	PEN	8,711,000	11/10/2008	(12,133)
Total unrealized depreciation	(521,476)

Currency Abbreviations
ARS	Argentine Peso	PEN	Peruvian Nouveau Sol
BRL	Brazilian Real	RUB	Russian Ruble
CNY	Yuan Renminbi	TRY	Turkish Lira
EGP	Egyptian Pound	UAH	Ukraine Hryvnia
EUR	Euro	USD	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand
MXN	Mexican Peso

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008